FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2016
FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2015	2016
			US$
	RMB	RMB	Note 3

ASSETS
Current assets:
Cash and cash equivalents	254,213	460,670	66,350
Prepayments and other current assets	7,180	2,526	364
Amounts due from subsidiaries and VIE	764,883	779,762	112,309
Total current assets	1,026,276	1,242,958	179,023

Investments in subsidiaries and VIE	218,147	325,144	46,830
Investments in cost method investees other than subsidiaries and VIE	6,682	6,682	962
TOTAL ASSETS	1,251,105	1,574,784	226,815
LIABILITIES
Current liabilities:
Other current liabilities	9,165	2,772	399
Amounts due to related parties	7,469	-	-
Total current liabilities	16,634	2,772	399
TOTAL LIABILITIES	16,634	2,772	399

SHAREHOLDERS' EQUITY(DEFICIT)
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 138,170,631 and 146,111,244 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	85	92	13
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	8	8	1
Additional paid-in capital	1,535,665	1,761,430	253,699
Accumulated deficits	(320,499)	(233,866)	(33,684)
Accumulated other comprehensive income	19,212	44,348	6,387

Total shareholders' equity	1,234,471	1,572,012	226,416
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY(DEFICIT)	1,251,105	1,574,784	226,815

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2014	2015	2016
				US$
	RMB	RMB	RMB	Note 3

Operating expenses:
General and administrative	(66)	(3,126)	(6,129)	(883)
Other operating income	-	1,399	2,446	352
Total operating expenses	(66)	(1,727)	(3,683)	(531)
Loss from operations	(66)	(1,727)	(3,683)	(531)
Interest income	-	1,175	3,358	484
Exchange gain (loss)	(2,414)	(471)	7	1
Equity in income (loss) of subsidiaries and VIE	(57,334)	23,644	86,951	12,523
Net income (loss)	(59,814)	22,621	86,633	12,477

Deemed dividend from issuance of convertible redeemable preferred shares	(16,666)	-	-	-
Change in redemption value of convertible redeemable preferred shares	(79,169)	(25,332)	-	-
Net income (loss) attributable to ordinary shareholders:	(155,649)	(2,711)	86,633	12,477

Net income (loss)	(59,814)	22,621	86,633	12,477

Foreign currency translation adjustment	1,249	18,008	25,136	3,620
Comprehensive income (loss)	(58,565)	40,629	111,769	16,097

CONDENSED STATEMENT OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2014	2015	2016
				US$
	RMB	RMB	RMB	Note 3

Cash flows from operating activities:
Net income (loss)	(59,814)	22,621	86,633	12,477
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Exchange (gain) loss	2,414	471	(7)	(1)
Equity in (income) loss of subsidiaries and VIE	57,334	(23,644)	(86,951)	(12,523)
Changes in other current liabilities	38	9,127	(6,394)	(921)
Net cash provided by (used in) operating activities	(28)	8,575	(6,719)	(968)

Cash flows from investing activities:
Advances to subsidiaries and VIE	(5,932)	(229,031)	(14,879)	(2,143)
Investment in cost method investees	-	(6,682)	-	-
Investments in subsidiaries	-	(366,234)	14,139	2,037
Net cash used in investing activities	(5,932)	(601,947)	(740)	(106)

Cash flows from financing activities:
Proceeds from amounts due to related parties	68,941	-	-	-
Repayment of amounts due to related parties	(61,472)	-	-	-
Proceeds from shareholders’ payment for ordinary shares	17	-	-	-
Proceeds from issuance of Series D convertible redeemable preferred shares, net	145,746	-	-	-
Proceeds from issuance of ordinary shares upon public offering	-	784,350	253,678	36,537
Proceeds from exercises of stock options	-	11	3,943	568
Payment for ordinary shares repurchase	-	(13,958)	(45,321)	(6,528)
Advances for ordinary shares repurchase	-	(5,521)	-	-
Payment for public offering costs	(823)	(77,289)	(15,644)	(2,253)
Net cash provided by financing activities	152,409	687,593	196,656	28,324

Net increase in cash and cash equivalents	146,449	94,221	189,197	27,250
Cash and cash equivalents, beginning of year	-	144,814	254,213	36,614
Effect of exchange rate changes on cash and cash equivalents	(1,635)	15,178	17,260	2,486
Cash and cash equivalents, end of year	144,814	254,213	460,670	66,350

1)         Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)         The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income (loss) of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3)         Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2016 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9430, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2016, or at any other rate.

4)         As of December 31, 2015 and 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.